Income Taxes - Provisions for Current and Deferred Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.K.
Current	$ 0	$ 0	$ 0
Deferred	0	0	0
Non-U.K.
Current	13	10	7
Deferred	(44)	2	143
Total income tax (benefit) expense	$ (31)	$ 12	$ 150